UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.8%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (20.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.451%, 4/15/37				$40,751	$55,159
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.195%, 11/15/35				70,881	91,057
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.433%, 12/15/36				40,898	51,307
Ser. 4077, Class IK, IO, 5.00%, 7/15/42				2,405,412	511,403
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.577%, 4/15/40				2,436,217	295,651
Ser. 4122, Class TI, IO, 4.50%, 10/15/42				1,133,207	259,125
Ser. 4000, Class PI, IO, 4.50%, 1/15/42				598,527	121,385
Ser. 4016, Class KQ, 4.50%, 11/15/38(i)				122,421	125,724
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.027%, 4/15/47				1,160,112	226,025
Ser. 4546, Class TI, IO, 4.00%, 12/15/45				2,352,611	499,930
Ser. 4425, IO, 4.00%, 1/15/45				3,130,084	665,519
Ser. 4452, Class QI, IO, 4.00%, 11/15/44				2,148,688	579,267
Ser. 4193, Class PI, IO, 4.00%, 3/15/43				1,549,281	239,497
Ser. 4062, Class DI, IO, 4.00%, 9/15/39				2,437,525	232,565
Ser. 4604, Class QI, IO, 3.50%, 7/15/46				5,957,247	954,113
Ser. 4580, Class ID, IO, 3.50%, 8/15/45				3,408,035	676,536
Ser. 4501, Class BI, IO, 3.50%, 10/15/43				2,951,475	482,448
Ser. 4105, Class HI, IO, 3.50%, 7/15/41				971,211	103,521
Ser. 304, Class C37, IO, 3.50%, 12/15/27				1,022,899	88,238
Ser. 4165, Class TI, IO, 3.00%, 12/15/42				4,163,588	409,406
Ser. 4183, Class MI, IO, 3.00%, 2/15/42				1,834,674	162,369
Ser. 4210, Class PI, IO, 3.00%, 12/15/41				1,090,860	71,293
Ser. 4510, Class HI, IO, 3.00%, 3/15/40				3,446,609	334,910
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43(WAC)				1,478,952	15,956
Ser. 3326, Class WF, zero %, 10/15/35(WAC)				1,115	816

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.353%, 7/25/36				62,175	98,372
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.533%, 6/25/37				58,778	76,496
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 15.616%, 2/25/38				46,745	57,764
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.977%, 8/25/35				42,256	49,513
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.957%, 11/25/34				63,385	71,374
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.641%, 2/25/25				198,015	215,110
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46				2,736,419	665,750
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40				2,419,431	519,573
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40				1,844,011	135,701
Ser. 374, Class 6, IO, 5.50%, 8/25/36				100,547	19,299
Ser. 378, Class 19, IO, 5.00%, 6/25/35				296,039	60,414
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42				442,988	103,649
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40				2,683,940	368,792
Ser. 366, Class 22, IO, 4.50%, 10/25/35				22,379	706
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.359%, 4/25/42				1,246,447	211,832
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.309%, 4/25/40				864,942	147,040
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.059%, 10/25/41				977,575	91,318
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.009%, 12/25/46				3,504,893	473,161
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47				1,729,596	376,187
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46				1,665,934	285,541
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44				1,888,628	350,874
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43				1,234,815	194,483
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43				982,391	151,241
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42				983,113	176,665
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.859%, 2/25/43				2,179,394	375,945
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.809%, 10/25/41				2,951,441	383,687
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46				2,698,007	464,046
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42				1,541,743	102,748
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42				1,551,999	119,582
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41				1,398,740	145,731
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41				1,284,091	73,347
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40				3,866,208	434,193
Ser. 99-51, Class N, PO, zero %, 9/17/29				7,823	7,139

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47				1,060,858	243,043
Ser. 16-42, IO, 5.00%, 2/20/46				2,912,821	613,498
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45				1,247,656	137,242
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44				825,126	180,917
Ser. 14-76, IO, 5.00%, 5/20/44				1,153,488	266,003
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43				2,386,203	252,784
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43				1,791,484	389,918
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43				1,598,810	314,568
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43				841,685	183,973
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43				723,879	167,202
Ser. 12-146, IO, 5.00%, 12/20/42				730,058	165,059
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42				521,525	105,833
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40				237,369	15,063
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40				79,555	7,010
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40				185,586	12,625
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40				250,278	57,363
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40				787,991	177,629
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				3,521,267	767,851
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39				1,809,291	411,903
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39				636,955	146,400
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46				1,388,505	296,793
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46				3,739,026	586,990
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45				1,045,148	237,813
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44				1,529,559	251,429
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43				1,630,993	340,470
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43				2,228,093	387,488
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43				1,567,246	329,248
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42				404,390	66,773
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41				1,417,165	304,141
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40				48,938	5,514
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40				85,110	12,102
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40				1,526,861	324,305
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40				2,647,794	578,781
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40				1,404,345	303,311
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40				1,572,467	330,813
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40				978,620	198,304
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39				781,982	179,762
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39				270,471	27,080
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39				746,106	59,226
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.066%, 9/20/43				615,128	89,723
IFB Ser. 14-20, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.016%, 7/20/43				2,343,898	305,841
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46				1,852,879	296,461
Ser. 16-29, IO, 4.00%, 2/16/46				1,351,411	270,282
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45				4,147,067	805,443
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45				2,075,905	460,251
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45				2,608,168	485,427
Ser. 15-40, IO, 4.00%, 3/20/45				2,233,570	463,140
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44				2,614,982	478,856
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44				4,658,070	751,114
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44				839,306	159,696
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43				3,637,670	509,710
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43				760,647	142,135
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42				650,080	128,223
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42				1,620,966	313,590
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.516%, 8/20/44				2,886,323	382,438
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47				2,145,958	405,758
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46				1,422,780	204,468
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46				1,798,184	400,017
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45				2,258,671	395,267
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45				2,054,320	344,016
Ser. 13-76, IO, 3.50%, 5/20/43				2,688,553	449,499
Ser. 13-28, IO, 3.50%, 2/20/43				825,826	142,292
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43				1,303,983	227,741
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43				1,872,661	315,637
Ser. 13-14, IO, 3.50%, 12/20/42				4,464,694	647,559
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42				1,340,872	222,236
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42				1,824,404	371,368
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42				2,190,614	447,893
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42				1,108,062	238,227
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42				3,100,650	389,101
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40				3,472,091	457,500
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39				1,932,245	183,565
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38				1,858,494	212,437
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28				5,444,423	556,334
Ser. 17-H16, Class JI, IO, 2.504%, 8/20/67(WAC)				9,225,230	1,337,658
Ser. 16-H16, Class EI, IO, 2.483%, 6/20/66(WAC)				4,670,911	549,766
Ser. 17-H16, Class FI, IO, 2.435%, 8/20/67(WAC)				3,587,472	443,950
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67(WAC)				3,001,832	384,835
Ser. 17-H06, Class BI, IO, 2.271%, 2/20/67(WAC)				4,855,799	608,432
Ser. 15-H10, Class BI, IO, 2.106%, 4/20/65(WAC)				2,961,781	269,620
Ser. 16-H17, Class KI, IO, 2.105%, 7/20/66(WAC)				3,207,050	364,802
Ser. 17-H08, Class NI, IO, 2.098%, 3/20/67(WAC)				6,316,598	763,045
Ser. 18-H03, Class XI, IO, 2.045%, 2/20/68(WAC)				4,744,741	678,498
Ser. 16-H09, Class BI, IO, 2.041%, 4/20/66(WAC)				5,330,967	541,146
Ser. 17-H19, Class MI, IO, 2.027%, 4/20/67(WAC)				2,364,624	280,917
Ser. 16-H03, Class DI, IO, 2.016%, 12/20/65(WAC)				4,340,290	417,753
Ser. 15-H15, Class BI, IO, 2.015%, 6/20/65(WAC)				2,803,588	281,503
Ser. 17-H16, Class IH, IO, 1.93%, 7/20/67(WAC)				6,393,304	604,436
Ser. 17-H12, Class QI, IO, 1.907%, 5/20/67(WAC)				4,275,908	529,729
Ser. 15-H25, Class EI, IO, 1.844%, 10/20/65(WAC)				3,621,809	324,876
Ser. 16-H22, Class AI, IO, 1.841%, 10/20/66(WAC)				4,729,976	564,962
Ser. 16-H18, Class QI, IO, 1.84%, 6/20/66(WAC)				3,278,555	418,685
Ser. 16-H23, Class NI, IO, 1.829%, 10/20/66(WAC)				11,781,780	1,458,584
Ser. 15-H20, Class AI, IO, 1.821%, 8/20/65(WAC)				4,010,793	371,801
Ser. 17-H16, Class IG, IO, 1.82%, 7/20/67(WAC)				8,557,675	845,070
Ser. 17-H11, Class DI, IO, 1.787%, 5/20/67(WAC)				4,263,287	495,607
FRB Ser. 15-H08, Class CI, IO, 1.787%, 3/20/65(WAC)				2,386,233	214,310
Ser. 15-H23, Class BI, IO, 1.722%, 9/20/65(WAC)				4,356,924	375,131
Ser. 17-H09, IO, 1.704%, 4/20/67(WAC)				5,765,334	612,474
Ser. 16-H24, Class CI, IO, 1.69%, 10/20/66(WAC)				3,036,697	265,769
Ser. 16-H14, IO, 1.67%, 6/20/66(WAC)				4,433,401	312,710
Ser. 13-H08, Class CI, IO, 1.667%, 2/20/63(WAC)				4,518,194	253,471
Ser. 15-H20, Class CI, IO, 1.587%, 8/20/65(WAC)				4,674,894	497,427
Ser. 16-H06, Class DI, IO, 1.578%, 7/20/65				6,027,690	493,336
Ser. 16-H03, Class AI, IO, 1.542%, 1/20/66(WAC)				4,017,440	386,679
Ser. 14-H21, Class BI, IO, 1.54%, 10/20/64(WAC)				6,339,043	449,438
Ser. 15-H24, Class AI, IO, 1.503%, 9/20/65(WAC)				4,033,876	402,448
Ser. 16-H10, Class AI, IO, 1.396%, 4/20/66(WAC)				10,360,178	782,753
Ser. 16-H02, Class HI, IO, 1.336%, 1/20/66(WAC)				5,533,129	473,083
Ser. 16-H06, Class CI, IO, 1.192%, 2/20/66(WAC)				5,683,902	400,198
Ser. 15-H26, Class CI, IO, 0.717%, 8/20/65(WAC)				11,951,805	151,788
Ser. 06-36, Class OD, PO, zero %, 7/16/36				2,092	1,698

					54,958,353
Commercial mortgage-backed securities (10.1%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)				13,730,517	137

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)				1,039,000	955,880
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)				441,000	436,969
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)				503,181	505,697

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)				494,365	321,325
FRB Ser. 06-PW14, Class XW, IO, 0.514%, 12/11/38(WAC)				605,801	3,150

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)				2,155,918	84

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.947%, 12/15/47(WAC)				409,000	396,188
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)				1,025,000	910,314

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)				326,734	331,177

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.914%, 10/15/45(WAC)				350,000	295,141
Ser. 12-LC4, Class E, 4.25%, 12/10/44				392,000	314,099
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)				574,000	389,962

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.877%, 12/15/39(WAC)				2,226,212	21,149

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 6.236%, 9/15/39(WAC)				296,168	300,139

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)				227,379	234,201

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)				1,090,000	968,883

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B, 5.607%, 4/10/37(WAC)				306,339	304,577

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.562%, 6/10/48(WAC)				1,809,126	1,834,205

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41				25,108	25,475

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.104%, 12/10/41(WAC)				3,630,117	39,133

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.591%, 7/10/39(WAC)				410,762	513

GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)				392,000	366,734
FRB Ser. 13-GC10, Class E, 4.558%, 2/10/46(WAC)				583,000	447,637

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47(WAC)				990,000	868,304
FRB Ser. C14, Class D, 4.717%, 8/15/46(WAC)				647,000	585,475
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47(WAC)				407,000	292,308
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47(WAC)				972,000	779,171
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)				1,500,000	1,056,445
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)				788,000	478,079

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51(WAC)				119,242	121,925
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51(WAC)				398,000	401,980
FRB Ser. 11-C3, Class F, 5.865%, 2/15/46(WAC)				410,000	397,197
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45(WAC)				363,000	320,289
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)				841,000	604,858
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)				3,306,011	33

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)				1,219,000	109,466

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39(WAC)				2,151,828	13,870

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.246%, 4/20/48(WAC)				443,000	386,048

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.594%, 2/12/51(WAC)				304,000	304,152

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.226%, 12/15/49(WAC)				373,911	16,340

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)				918,976	902,774

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47(WAC)				1,323,000	1,128,883
FRB Ser. 13-C11, Class F, 4.503%, 8/15/46(WAC)				496,000	198,315
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46(WAC)				654,000	594,348
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46(WAC)				1,316,000	1,052,085
FRB Ser. 13-C10, Class F, 4.219%, 7/15/46(WAC)				609,000	483,424
Ser. 14-C17, Class E, 3.50%, 8/15/47				443,000	286,468

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)				407,504	101,870
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)				700,000	662,238

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.368%, 1/11/43(WAC)				600,000	601,440
FRB Ser. 08-T29, Class F, 6.368%, 1/11/43(WAC)				369,000	357,930
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)				280,920	278,638

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.198%, 3/24/19 (Cayman Islands) (In default)(NON)(WAC)				193,000	1,891

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38				558,952	46,114

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)				622,000	418,495

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45(WAC)				371,551	349,258
FRB Ser. 07-C34, IO, 0.17%, 5/15/46(WAC)				2,701,611	1,351

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46(WAC)				188,000	163,913
Ser. 14-LC16, Class D, 3.938%, 8/15/50				1,096,000	897,416

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47(WAC)				946,000	693,178
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)				2,524,000	1,567,735
Ser. 13-C12, Class E, 3.50%, 3/15/48				318,000	234,727

					27,161,200
Residential mortgage-backed securities (non-agency) (12.2%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.653%, 11/27/36(WAC)				1,196,526	999,099
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.13%, 6/26/35				54,459	53,969

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.016%, 4/25/34				234,853	243,051

Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.271%, 11/25/47				244,144	203,241

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.441%, 3/25/37				1,237,551	1,029,037

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.058%, 9/25/35				371,290	372,150
FRB Ser. 06-OA7, Class 1A1, 2.663%, 6/25/46(WAC)				441,625	392,649
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.518%, 8/25/46				210,030	182,841
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.498%, 6/25/46				596,428	533,870
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.441%, 9/25/35				878,394	856,867
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.431%, 2/25/37				460,935	286,498
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.414%, 11/20/35				469,131	463,101
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46				534,282	451,468
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46				3,332,090	2,802,088
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%), 2.271%, 6/25/47				627,868	506,284

CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 4.016%, 9/28/36(WAC)				2,000,000	1,995,715

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.591%, 5/25/28				267,354	354,702
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.091%, 7/25/28				898,590	1,202,580
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.441%, 4/25/28				662,197	864,342
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.641%, 12/25/27				439,380	531,346
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.241%, 11/25/28				490,000	583,406
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.941%, 3/25/29				250,000	281,142

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.341%, 9/25/28				1,028,147	1,527,621
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.841%, 10/25/28				569,878	811,610
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.841%, 8/25/28				530,924	776,862
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.841%, 1/25/29				119,857	155,575
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.991%, 10/25/28				1,690,000	1,970,671
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.791%, 4/25/28				1,506,151	1,754,711
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.641%, 4/25/28				82,921	93,866
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.591%, 9/25/29				335,000	382,969
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.091%, 7/25/25				921,034	1,043,545
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.091%, 7/25/25				563,990	629,730
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.941%, 10/25/29				1,140,000	1,278,122
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 4/25/29				100,000	113,596
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 1/25/29				170,000	192,186
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/25				46,184	50,530
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/25				104,498	112,972
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.741%, 9/25/29				70,000	76,287
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.691%, 1/25/30				200,000	205,075
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.641%, 7/25/29				350,000	379,110
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.691%, 5/25/24				20,000	21,233

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.271%, 5/25/36				647,526	302,498

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.401%, 5/25/37				420,885	314,776

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.291%, 6/25/37				624,271	370,817

MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 2.886%, 8/25/35				157,717	139,217

Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.791%, 3/25/28 (Bermuda)				620,000	619,031

Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.306%, 5/25/46				363,559	345,381

Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.301%, 8/25/36				490,801	429,451
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.211%, 8/25/36				408,890	372,065

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.413%, 12/25/35(WAC)				200,533	200,539
FRB Ser. 05-AR10, Class 1A3, 3.359%, 9/25/35(WAC)				538,177	538,853
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.581%, 10/25/45				917,242	923,454
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.491%, 12/25/45				317,368	310,481
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.441%, 12/25/45				246,234	238,919

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.184%, 4/25/36(WAC)				443,986	443,986
FRB Ser. 06-AR2, Class 1A1, 3.821%, 3/25/36(WAC)				447,356	447,635

					32,762,820

Total mortgage-backed securities (cost $112,532,870)					$114,882,373

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.2%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.6%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 7/1/48				$8,000,000	$8,314,375
4.00%, TBA, 7/1/48				4,000,000	4,098,750

					12,413,125
U.S. Government Agency Mortgage Obligations (27.6%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 7/1/48				3,000,000	3,215,156
4.00%, TBA, 7/1/48				11,000,000	11,214,843
3.50%, TBA, 8/1/48				27,000,000	26,837,579
3.50%, TBA, 7/1/48				27,000,000	26,869,217
3.00%, TBA, 7/1/48				6,000,000	5,811,563

					73,948,358

Total U.S. government and agency mortgage obligations (cost $86,257,501)					$86,361,483

U.S. TREASURY OBLIGATIONS (0.1%)(a)
				Principal amount	Value

U.S. Treasury Notes
1.50%, 10/31/19(i)				$144,000	$142,582
1.50%, 12/31/18(i)				20,000	20,083

Total U.S. treasury obligations (cost $162,665)					$162,665

CORPORATE BONDS AND NOTES (31.1%)(a)
				Principal amount	Value

Basic materials (4.1%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23				$75,000	$78,975

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23				156,000	167,895

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21				40,000	40,200

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)				415,000	409,813

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26				195,000	185,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)				86,000	92,558

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24				300,000	297,750

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25				147,000	135,152

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23				148,000	152,810

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25				226,000	232,238

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24				298,000	290,550

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24				352,000	352,880

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24				225,000	218,813

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24				160,000	156,000

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25				434,000	423,150

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)				490,000	496,125

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27				56,000	54,180

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25				63,000	67,568

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23				144,000	151,020

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24				339,000	315,270

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)				250,000	241,250

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)				250,000	242,813

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24				240,000	235,200

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21				99,000	100,238

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26				150,000	142,500

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)				200,000	197,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)				238,000	240,380

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25				182,000	175,175

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)				150,000	158,055

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26				176,000	172,920

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)				145,000	151,888

IHS Markit, Ltd. 144A sr. unsec. notes 7.875%, 7/15/26				60,000	59,766

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26				202,000	190,385

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22				83,000	91,300

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25				153,000	158,355

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24				242,000	237,765

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)				53,000	55,650

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)				120,000	121,500

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)				75,000	72,750

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)				116,000	117,160

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)				40,000	39,600

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)				134,000	124,871

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26				18,000	17,235

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24				455,000	454,431

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26				138,000	132,653

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25				63,000	61,583

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25				95,000	93,575

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)				259,000	309,181

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26				236,000	236,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25				45,000	43,144

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24				50,000	50,938

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23				20,000	20,175

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)				66,000	66,138

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)				64,000	60,720

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25				175,000	178,938

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26				185,000	177,600

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)				105,000	104,213

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)				55,000	53,419

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26				120,000	119,250

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24				238,000	238,595

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23				119,000	122,719

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27				172,000	175,870

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25				94,000	96,585

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23				55,000	53,556

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24				122,000	127,185

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23				220,000	240,900

					10,879,321
Capital goods (2.0%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24				131,000	130,345

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27				38,000	35,435

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)				280,000	291,200

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)				112,000	114,766

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22				105,000	105,935

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23				67,000	66,414

Berry Global, Inc. 144A notes 4.50%, 2/15/26				55,000	51,288

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)				251,000	276,414

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)				213,000	223,916

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20				235,000	249,688

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24				122,000	119,560

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26				150,000	162,000

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24				121,000	118,278

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22				202,000	204,525

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)				85,000	78,625

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22				315,000	322,088

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)				235,000	223,838

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23				121,000	117,144

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)			EUR	100,000	118,107

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25				$95,000	97,375

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27				195,000	197,438

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25				175,000	164,500

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25				135,000	133,988

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24				125,000	119,063

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)				224,000	208,880

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25				55,000	55,619

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26				174,000	172,695

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24				175,000	178,063

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25				232,000	228,230

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22				160,000	155,200

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25				240,000	230,400

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26				123,000	118,234

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25				198,000	187,110

					5,256,361
Communication services (3.7%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)				200,000	196,500

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)				200,000	193,440

Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)			EUR	100,000	112,109

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)				$280,000	270,900

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20				150,000	157,455

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26				276,000	267,637

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24				249,000	249,623

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26				49,000	48,143

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27				103,000	96,369

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23				360,000	355,392

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23				152,000	152,760

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20				40,000	40,450

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25				200,000	209,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				210,000	208,711

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				121,000	120,244

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25				314,000	320,673

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27				139,000	130,834

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24				310,000	292,950

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21				120,000	125,700

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23				340,000	374,850

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)				615,000	513,525

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24				280,000	236,950

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25				46,000	36,786

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22				119,000	107,993

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26				233,000	224,845

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)				4,000	3,949

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)				27,000	26,798

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)				6,000	6,300

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)				301,000	317,555

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23				80,000	80,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)				40,000	40,850

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)				600,000	603,750

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)				200,000	194,250

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20				105,000	108,675

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18				99,000	100,980

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23				883,000	915,561

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21				290,000	301,600

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25				345,000	357,144

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23				156,000	161,148

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27				80,000	77,800

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22				45,000	44,541

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28				135,000	125,044

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26				55,000	51,356

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)			EUR	288,900	377,072

UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)				$200,000	180,000

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)				363,000	367,991

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)				75,000	72,765

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)			GBP	100,000	133,951

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)			GBP	115,000	147,820

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23				$290,000	171,100

					10,011,839
Consumer cyclicals (5.1%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27				188,000	182,360

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26				57,000	54,863

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22				38,000	38,665

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25				155,000	151,900

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26				38,000	37,383

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23				164,000	167,895

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23				150,000	157,125

Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/15/26				60,000	59,400

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25				55,000	57,338

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)				120,000	120,450

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26				125,000	126,250

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24				218,000	207,645

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22				72,000	72,630

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23				25,000	24,497

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20				84,000	83,475

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22				127,000	129,540

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)			EUR	100,000	110,128

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25				$398,000	378,598

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25				215,000	203,444

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23				325,000	340,028

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24				95,000	101,859

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23				85,000	89,250

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25				155,000	154,225

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25				115,000	114,713

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26				70,000	69,300

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26				115,000	109,394

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)			CAD	260,000	202,261

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)				$175,000	179,375

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24				145,000	141,375

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27				200,000	193,000

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25				231,000	226,669

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)				288,000	218,160

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)				200,000	188,250

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)				105,000	103,950

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)				35,000	33,163

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22				384,000	415,680

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21				227,000	233,810

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24				55,000	57,475

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23				100,000	93,750

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27				75,000	69,750

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25				85,000	80,963

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24				85,000	87,966

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22				89,000	89,000

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24				159,000	160,938

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24				75,000	72,563

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26				85,000	84,363

Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)			EUR	100,000	109,696

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)				$40,000	40,544

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)				105,000	102,769

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26				200,000	197,250

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20				175,000	183,313

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21				147,000	154,718

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25				269,000	276,398

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)				185,435	123,314

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21				95,000	62,819

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24				377,000	364,748

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)				85,000	80,963

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22				110,000	108,086

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25				135,000	136,100

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24				75,000	75,469

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24				129,000	127,289

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27				110,000	103,675

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22				192,000	194,400

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26				107,000	104,860

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24				124,000	121,830

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23				60,000	40,278

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26				180,000	178,200

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21				233,000	230,670

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23				171,000	172,710

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22				480,000	512,146

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24				337,000	334,473

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27				103,000	94,760

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24				117,000	119,194

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27				297,000	276,953

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27				225,000	218,466

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24				270,000	262,913

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25				105,000	103,688

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22				10,000	10,313

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25				98,000	98,245

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24				244,000	240,950

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28				10,000	9,175

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25				125,000	117,500

Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)			EUR	100,000	105,267

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24				$141,000	139,943

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22				125,000	126,156

Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23				220,000	211,200

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25				95,000	87,756

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25				200,000	194,250

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23				123,000	122,385

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26				60,000	59,475

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26				101,000	95,950

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27				209,000	203,253

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26				110,000	109,313

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27				276,000	258,060

					13,676,699
Consumer staples (1.6%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				175,000	165,375

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)				125,000	124,844

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)				125,000	118,438

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25				160,000	161,400

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25				200,000	186,500

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24				370,000	393,643

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25				389,000	393,863

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22				105,000	92,400

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23				145,000	139,200

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25			EUR	335,000	350,128

Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)			EUR	100,000	115,660

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23				$120,000	76,500

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25				283,000	290,700

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24				192,000	192,035

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26				191,000	181,393

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26				130,000	128,050

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24				130,000	128,336

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27				80,000	75,600

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26				157,000	152,683

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24				37,000	35,983

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27				141,000	131,130

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28				120,000	114,380

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28				120,000	121,164

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24				328,000	183,680

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23				200,000	202,800

					4,255,885
Energy (7.4%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24				445,000	471,144

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23				68,000	68,850

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21				192,000	194,400

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26				187,000	190,039

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22				99,000	108,900

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20				93,000	89,978

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22				77,000	69,878

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25				279,000	290,160

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27				165,000	163,556

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27				54,000	54,945

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25				218,000	222,022

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23				26,000	24,570

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22				88,000	92,374

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24				498,000	485,819

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23				84,000	85,242

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25				238,000	242,760

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25				140,000	135,100

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21				27,000	25,853

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21				237,000	250,556

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25				335,000	335,000

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24				65,000	63,375

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28				154,000	150,150

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26				60,000	58,200

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)				105,000	99,194

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20				99,000	97,515

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24				249,000	204,180

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25				90,000	69,750

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24				45,000	45,450

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26				125,000	127,813

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26				142,000	135,974

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26				210,000	209,475

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24				217,000	219,170

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26				194,000	187,210

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26				113,000	110,740

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25				65,000	52,488

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)				22,000	20,515

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)				139,000	129,270

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)				110,000	109,725

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25				185,000	174,825

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22				221,000	230,393

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26				144,000	147,240

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24				67,000	63,483

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26				55,000	56,650

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23				33,000	33,578

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22				191,000	194,287

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26				125,000	126,406

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)				925,000	939,252

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)				200,000	197,619

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)				3,426,000	3,421,718

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				352,000	349,360

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)				222,000	226,163

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)				664,000	613,536

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)				727,000	152,670

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)				3,054,000	685,623

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)				1,297,000	1,344,509

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)				269,000	275,996

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				2,171,000	2,036,832

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26				120,000	114,900

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21				137,000	140,425

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22				85,000	87,986

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24				175,000	186,665

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25				70,000	66,500

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24				175,000	179,594

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21				58,000	59,015

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)				105,000	100,669

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)				20,000	2

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21				150,000	153,450

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24				72,000	68,130

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23				28,000	28,280

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22				128,000	131,200

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28				125,000	122,813

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27				95,000	92,150

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28				215,000	199,950

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)				154,000	148,225

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26				110,000	113,850

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)				125,000	124,063

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25				65,000	65,325

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24				290,000	292,807

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23				33,000	32,739

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26				85,000	87,550

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23				27,000	30,578

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26				95,000	94,733

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22				30,000	31,200

					19,714,279
Financials (2.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22				336,000	337,638

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23				96,000	99,108

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25				489,000	498,169

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)				200,000	188,884

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25				75,000	78,937

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23				160,000	161,600

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25				242,000	243,815

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22				34,000	34,383

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20				105,000	104,213

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25				294,000	291,795

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)				200,000	227,649

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21				149,000	149,559

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)				160,000	154,400

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)				75,000	74,171

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25				110,000	107,800

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24				156,000	151,320

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)				95,000	100,463

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26				156,000	154,050

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24				95,000	95,713

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22				95,000	96,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20				23,000	23,288

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22				215,000	215,269

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22				15,000	15,919

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)				200,000	181,533

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)				165,000	165,000

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)				55,000	53,247

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25				200,000	194,500

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)				50,000	45,375

Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)			GBP	100,000	131,398

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20				$80,000	80,300

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21				48,000	47,880

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25				170,000	165,504

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)				100,000	100,867

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25				202,000	200,485

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22				74,000	75,480

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19				55,000	55,688

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)				150,000	144,750

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20				185,000	185,000

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)				305,000	294,577

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23				233,000	236,495

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)				170,000	171,275

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25				140,000	139,300

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)				200,000	204,500

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26				35,000	35,438

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23				50,000	50,688

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25				236,000	225,970

					6,790,293
Health care (2.4%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23				205,000	189,625

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25				188,000	156,040

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21				189,000	180,495

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24				175,000	184,406

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22				130,000	130,813

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26				60,000	60,788

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23				368,000	337,180

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22				354,000	180,540

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24				160,000	131,900

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)				274,000	16,440

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)				400,000	329,000

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23				165,000	134,475

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26				113,000	112,232

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20				283,000	294,320

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22				55,000	59,950

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23				160,000	159,232

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21				185,000	204,425

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)				143,000	115,115

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22				120,000	120,750

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25				30,000	29,100

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22				240,000	234,600

Service Corp. International sr. unsec. notes 5.375%, 1/15/22				249,000	251,490

Service Corp. International sr. unsec. notes 4.625%, 12/15/27				45,000	42,507

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24				498,000	509,205

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23				96,000	97,920

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20				231,000	237,353

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22				81,000	84,687

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)				200,000	203,846

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)				200,000	198,065

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)			EUR	100,000	111,275

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25				$40,000	39,420

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26				140,000	145,425

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25				115,000	119,163

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25				265,000	244,131

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23				377,000	354,144

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21				35,000	34,431

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24				160,000	167,752

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22				125,000	129,375

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27				125,000	126,563

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25				75,000	74,625

					6,532,803
Technology (1.4%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19				571,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24				901,000	954,546

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23				195,000	204,094

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26				45,000	45,759

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23				150,000	156,237

First Data Corp. 144A notes 5.75%, 1/15/24				258,000	258,005

First Data Corp. 144A sr. notes 5.375%, 8/15/23				165,000	166,526

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24				288,000	289,440

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)				254,000	254,635

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22				228,000	228,285

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20				57,000	57,713

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)				65,000	60,151

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)				218,000	200,833

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24				308,000	342,074

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25				190,000	182,400

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25				268,000	261,300

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26				180,000	175,050

					3,837,048
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23				229,000	232,721

					232,721
Utilities and power (0.8%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25				665,000	668,325

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23				70,000	70,000

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23				60,000	59,475

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27				163,000	162,593

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25				252,000	230,423

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26				86,000	81,001

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24				35,000	34,738

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24				146,000	155,673

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26				78,000	84,825

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24				164,000	168,100

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27				62,000	62,000

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)				142,000	129,220

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26				122,000	129,930

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27				176,000	180,840

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28				55,000	54,313

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20				90,000	675

					2,272,131

Total corporate bonds and notes (cost $86,157,865)					$83,459,380

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.6%)(a)
				Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)				$165,000	$152,213

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)				750,000	660,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)				2,125,000	1,917,966

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)				400,000	351,000

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 35.19%, 5/31/22 (Argentina)			ARS	7,745,000	226,258

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)				$2,140,000	1,861,800

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)				1,399,000	1,444,188

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)				1,891,000	1,822,041

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)				1,067,000	1,008,315

Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)				170,000	178,585

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)				105,000	117,716

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)				725,000	715,938

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)				300,000	280,467

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)			EUR	1,054,000	1,297,291

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)			EUR	446,000	517,589

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)			EUR	3,716,744	4,336,464

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)			EUR	2,427,822	2,850,294

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)				$360,000	353,250

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)				200,000	202,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)				650,000	640,460

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)				560,000	540,400

Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 4/4/22 (Russia)				1,400,000	1,424,500

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)				200,000	203,352

Total foreign government and agency bonds and notes (cost $23,720,313)					$23,102,837

PURCHASED SWAP OPTIONS OUTSTANDING (2.4%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date		Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		$61,632,500	$628,035

(2.2625)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		27,734,600	243,510

2.2625/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		27,734,600	71,278

1.9325/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		61,632,500	62

Barclays Bank PLC

2.89/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.89		37,896,100	129,226

2.655/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.655		13,885,000	22,771

(3.255)/3 month USD-LIBOR-BBA/Sep-28		Sep-18/3.255		13,885,000	18,051

Citibank, N.A.

2.945/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.945		37,784,200	128,088

(3.031)/3 month USD-LIBOR-BBA/Jun-49		Jun-19/3.031		3,024,300	124,571

2.826/3 month USD-LIBOR-BBA/Aug-28		Aug-18/2.826		18,948,000	49,075

2.884/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.884		20,098,900	47,634

(3.115)/3 month USD-LIBOR-BBA/Jul-28		Jul-18/3.115		37,784,200	1,889

2.47/3 month USD-LIBOR-BBA/Aug-19		Aug-18/2.47		24,653,000	986

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23		Jul-18/1.091	EUR	4,225,300	5

Credit Suisse International

3.056/3 month USD-LIBOR-BBA/Sep-20		Sep-18/3.056		$33,603,800	107,196

2.8475/3 month USD-LIBOR-BBA/Aug-28		Aug-18/2.8475		20,098,900	80,195

2.895/3 month USD-LIBOR-BBA/Sep-20		Sep-18/2.895		33,603,800	72,584

(3.056)/3 month USD-LIBOR-BBA/Sep-20		Sep-18/3.056		33,603,800	48,726

(2.895)/3 month USD-LIBOR-BBA/Sep-20		Sep-18/2.895		33,603,800	46,373

2.85/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.85		18,948,000	43,959

2.80/3 month USD-LIBOR-BBA/Jul-20		Jul-18/2.80		26,798,600	22,243

Goldman Sachs International

2.965/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.965		37,896,100	200,849

1.673/3 month GBP-LIBOR-BBA/Oct-48		Oct-18/1.673	GBP	3,042,000	130,196

1.522/3 month GBP-LIBOR-BBA/Oct-28		Oct-18/1.522	GBP	7,817,000	101,927

3.04375/3 month USD-LIBOR-BBA/Sep-19		Sep-18/3.04375		$53,597,200	73,428

3.005/3 month USD-LIBOR-BBA/Sep-19		Sep-18/3.005		53,597,200	60,565

(3.005)/3 month USD-LIBOR-BBA/Sep-19		Sep-18/3.005		53,597,200	58,957

(3.04375)/3 month USD-LIBOR-BBA/Sep-19		Sep-18/3.04375		53,597,200	52,525

2.73375/3 month USD-LIBOR-BBA/Sep-19		Sep-18/2.73375		53,597,200	39,662

2.70/3 month USD-LIBOR-BBA/Sep-19		Sep-18/2.70		53,597,200	31,622

(2.70)/3 month USD-LIBOR-BBA/Sep-19		Sep-18/2.70		53,597,200	30,014

(2.73375)/3 month USD-LIBOR-BBA/Sep-19		Sep-18/2.73375		53,597,200	26,799

2.695/3 month USD-LIBOR-BBA/Oct-23		Oct-18/2.695		5,177,100	7,196

(3.135)/3 month USD-LIBOR-BBA/Jul-28		Jul-18/3.135		37,896,100	6,442

1.9175/3 month USD-LIBOR-BBA/Oct-19		Oct-18/1.9175		22,434,200	22

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		61,632,500	635,431

1.376/6 month EUR-EURIBOR-Reuters/Sep-29		Sep-19/1.376	EUR	7,733,000	304,963

1.758/6 month EUR-EURIBOR-Reuters/Sep-49		Sep-19/1.758	EUR	3,085,000	284,106

(2.25)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		$27,734,600	245,729

(2.7575)/3 month USD-LIBOR-BBA/Dec-37		Dec-27/2.7575		3,169,000	209,059

(2.795)/3 month USD-LIBOR-BBA/Dec-37		Dec-27/2.795		3,169,000	204,466

2.795/3 month USD-LIBOR-BBA/Dec-37		Dec-27/2.795		3,169,000	155,091

2.7575/3 month USD-LIBOR-BBA/Dec-37		Dec-27/2.7575		3,169,000	151,510

2.25/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		27,734,600	70,446

(2.68)/3 month USD-LIBOR-BBA/Jul-20		Jul-18/2.68		24,653,000	62,372

(2.895)/3 month USD-LIBOR-BBA/Sep-20		Sep-18/2.895		40,324,500	55,648

2.865/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.865		12,632,000	38,401

0.882/3 month GBP-LIBOR-BBA/Nov-19		Nov-18/0.882	GBP	21,126,500	14,498

(3.115)/3 month USD-LIBOR-BBA/Jul-28		Jul-18/3.115		$12,632,000	12,632

1.919/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		61,632,500	62

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72		Apr-47/3.00		$3,150,300	362,568

3.00/3 month USD-LIBOR-BBA/Apr-72		Apr-47/3.00		3,150,300	362,411

2.9125/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.9125		50,528,100	197,565

2.89/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.89		25,264,000	197,059

(2.8225)/3 month USD-LIBOR-BBA/Oct-20		Oct-18/2.8225		53,597,200	139,353

(2.92875)/3 month USD-LIBOR-BBA/Nov-20		Nov-18/2.92875		26,798,600	68,336

2.745/3 month USD-LIBOR-BBA/Aug-28		Aug-18/2.745		18,892,100	49,119

2.78/3 month USD-LIBOR-BBA/Jul-20		Jul-18/2.78		26,798,600	15,543

(2.9525)/3 month USD-LIBOR-BBA/Jul-28		Jul-18/2.9525		13,885,000	6,804

Total purchased swap options outstanding (cost $6,801,287)					$6,549,833

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

NOK/SEK (Put)	Jul-18/SEK 1.08	$2,216,626		$18,052,975	$541

Goldman Sachs International

NOK/SEK (Put)	Jul-18/SEK 1.08	2,216,626		18,052,975	541

HSBC Bank USA, National Association

EUR/SEK (Put)	Aug-18/SEK 10.00	8,872,594		7,597,700	1,969

NOK/SEK (Put)	Jul-18/SEK 1.07	2,216,626		18,052,975	430

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jul-18/93.22	15,000,000		15,000,000	85,560

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/96.48	19,000,000		19,000,000	81,757

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.84	13,000,000		13,000,000	46,124

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	13,000,000		13,000,000	39,611

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	13,000,000		13,000,000	33,904

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.91	13,000,000		13,000,000	936

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.75	13,000,000		13,000,000	338

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.59	13,000,000		13,000,000	104

Total purchased options outstanding (cost $665,775)					$291,815

SENIOR LOANS (1.8%)(a)(c)
				Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.988%, 7/2/22				$99,951	$83,147

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.28%, 4/28/22				49,120	47,594

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.834%, 4/21/24				83,592	80,014

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.323%, 12/15/24				253,725	254,201

Azek Co., LLC (The) bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24				50,000	49,969

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.611%, 6/21/24				216,810	216,933

BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.588%, 4/3/24				64,513	64,513

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.838%, 11/17/22				155,000	157,519

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.844%, 3/30/25				64,000	64,160

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.594%, 8/23/21				175,000	182,547

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24				36,059	36,036

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.421%, 6/30/24				134,660	131,714

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 10/25/23				200,470	186,520

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.844%, 4/16/21				133,774	134,332

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.084%, 3/31/24				81,165	81,063

HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 2.75%, 6/19/25				200,000	199,833

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.844%, 1/30/19 (In default)(NON)				323,000	245,749

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24				260,000	256,750

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23				79,794	79,129

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23				150,096	149,345

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.608%, 11/1/24				95,000	98,088

Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.344%, 4/17/20				103,000	97,078

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24				339,150	339,856

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.263%, 10/25/20				148,720	131,543

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25				104,738	103,559

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23				146,600	144,584

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.594%, 9/7/23				248,103	192,280

Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.844%, 2/5/23				142,468	142,151

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26				100,000	98,000

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25				114,738	114,451

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.594%, 3/19/21				66,961	64,785

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.594%, 3/19/20				105,175	103,597

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25				259,350	255,280

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.001%, 11/15/23				55,000	54,244

Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.983%, 7/24/24				74,812	74,812

Total senior loans (cost $4,862,078)					$4,715,376

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
				Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)				$22,000	$22,067

Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23				26,000	24,258

					46,325
Capital goods (0.1%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23				22,000	28,425

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21				34,000	39,373

Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24				21,000	24,166

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22				21,000	14,678

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22				16,000	17,867

Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24				30,000	36,180

					160,689
Communication services (—%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26				66,000	63,927

RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23				16,000	16,945

					80,872
Consumer cyclicals (0.1%)

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24				14,381	24,596

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44				22,000	26,961

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46				52,000	56,669

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23				56,000	69,662

Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23				5,000	5,848

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23				26,000	26,921

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23				20,000	17,737

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19				16,000	16,489

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20				46,000	71,215

Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22				8,000	21,599

Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23				27,000	28,873

					366,570
Consumer staples (0.1%)

Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23				13,000	15,391

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22				19,000	22,112

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47				53,000	52,339

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20				27,000	28,415

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22				20,000	25,765

					144,022
Energy (0.1%)

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)				35,887	35,887

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26				37,000	37,603

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23				27,000	35,032

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20				44,000	41,995

					150,517
Financials (—%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)				18,000	17,445

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37				15,000	18,880

IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22,(R)				38,000	42,317

JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23				26,000	24,894

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19,(R)				22,000	24,488

					128,024
Health care (0.2%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24				44,000	44,449

Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25				30,000	27,627

Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25				11,000	11,569

Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25				20,000	18,360

Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24				16,000	17,972

Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22				17,000	22,544

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21, (Ireland)				72,000	78,271

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22				49,000	59,535

Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24				16,000	23,092

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21				17,000	18,459

Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22				31,000	28,733

Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23				21,000	25,592

Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25				27,000	33,970

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20				27,000	29,211

					439,384
Technology (0.4%)

Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25				23,000	23,031

Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22				14,000	20,755

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19				13,000	18,876

Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23				25,000	37,401

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22				26,000	34,467

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22				16,000	23,990

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36				21,000	19,061

HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22				25,000	35,714

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21				23,000	21,492

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22				31,000	35,327

J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29				28,000	37,838

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18				6,000	13,241

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27				102,000	118,601

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43				45,000	81,039

Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24				26,000	34,451

Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25				19,000	17,862

Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23				23,000	28,398

Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23				24,000	29,624

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23				25,000	31,639

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20				20,000	26,312

OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22				31,000	29,995

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20				29,000	42,535

RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22				35,000	49,594

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19				23,000	41,906

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18				4,000	9,315

ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22				28,000	37,930

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23				24,000	31,946

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20				15,000	27,951

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21				31,000	29,996

Twitter, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/24				13,000	13,429

Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23				16,000	17,764

Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24				21,000	21,231

Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)				16,000	15,781

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22				26,000	27,294

					1,085,786
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24				37,000	36,049

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19				19,000	18,410

					54,459

Total convertible bonds and notes (cost $2,480,791)					$2,656,648

COMMON STOCKS (0.1%)(a)
				Shares	Value

Avaya Holdings Corp.(NON)				6,262	$125,741

Caesars Entertainment Corp.(NON)				3,910	41,837

CHC Group, LLC (Units) (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)				697	5,053

Halcon Resources Corp.(NON)				11,307	49,638

MWO Holdings, LLC (Units)(F)				73	5,913

Nine Point Energy(F)				648	8,916

SandRidge Energy, Inc.(NON)				3,589	63,669

Tervita Corp. Class A (Canada)				191	1,453

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)				9,820	5,303

Tribune Media Co. Class 1C				40,066	14,023

Total common stocks (cost $412,106)					$321,546

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
				Shares	Value

Nine Point Energy 6.75% cv. pfd.				13	$14,345

Total convertible preferred stocks (cost $13,000)					$14,345

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	3,071	$1,225

Total warrants (cost $—)					$1,225

SHORT-TERM INVESTMENTS (15.9%)(a)
				Principal amount/shares	Value

Argentina (Republic of) Central bank letters with effective yields ranging from 28.01% to 29.31%, 8/15/18 (Argentina)			ARS	19,088,000	$628,628

Argentina (Republic of) Treasury bills with effective yields ranging from 24.66% to 25.05%, 9/19/18 (Argentina)			ARS	27,240,000	863,272

Putnam Short Term Investment Fund 2.04%(AFF)			Shares	25,332,152	25,332,152

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(P)			Shares	923,000	923,000

U.S. Treasury Bills 1.932%, 9/13/18(SEGSF)(SEGCCS)				$7,063,000	$7,036,074

U.S. Treasury Bills 1.908%, 9/6/18(SEGSF)(SEGCCS)				3,414,000	3,402,249

U.S. Treasury Bills 1.741%, 7/12/18(SEG)(SEGSF)(SEGCCS)				1,698,000	1,697,209

U.S. Treasury Bills 1.880%, 8/9/18(SEG)(SEGSF)(SEGCCS)				1,424,000	1,421,260

U.S. Treasury Bills 1.850%, 8/2/18(SEG)(SEGSF)(SEGCCS)				1,068,000	1,066,336

U.S. Treasury Bills 1.838%, 7/19/18(SEGSF)(SEGCCS)				232,000	231,810

U.S. Treasury Bills 1.900%, 9/20/18(SEGCCS)				147,000	146,388

Total short-term investments (cost $43,653,116)					$42,748,378

TOTAL INVESTMENTS

Total investments (cost $367,719,367)					$365,267,904

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $159,707,473) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$3,781,906	$3,965,416	$(183,510)
	British Pound	Sell	9/19/18	1,124,463	1,115,605	(8,858)
	Canadian Dollar	Buy	7/18/18	9,739	9,793	(54)
	Euro	Sell	9/19/18	1,691,681	1,700,338	8,657
	Japanese Yen	Sell	8/16/18	1,056,258	1,075,622	19,364
	New Taiwan Dollar	Buy	8/16/18	1,115,955	1,125,837	(9,882)
	New Taiwan Dollar	Sell	8/16/18	1,102,775	1,126,900	24,125
	New Zealand Dollar	Sell	7/18/18	1,104,202	1,149,699	45,497
	Norwegian Krone	Buy	9/19/18	3,813,479	3,804,965	8,514
	Swedish Krona	Sell	9/19/18	1,935,942	1,970,491	34,549
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	3,400,326	3,532,289	(131,963)
	British Pound	Buy	9/19/18	1,577,638	1,599,291	(21,653)
	Canadian Dollar	Sell	7/18/18	919,206	925,152	5,946
	Euro	Sell	9/19/18	2,456,942	2,463,921	6,979
	Hong Kong Dollar	Sell	8/16/18	289,862	289,842	(20)
	Japanese Yen	Sell	8/16/18	34,372	26,556	(7,816)
	Norwegian Krone	Buy	9/19/18	1,682,392	1,679,639	2,753
	Swedish Krona	Sell	9/19/18	1,999,553	2,039,972	40,419
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	3,101,189	3,235,438	(134,249)
	Brazilian Real	Buy	7/3/18	1,126,879	1,333,261	(206,382)
	Brazilian Real	Sell	7/3/18	1,126,879	1,332,083	205,204
	British Pound	Sell	9/19/18	196,526	199,437	2,911
	Canadian Dollar	Buy	7/18/18	1,471,445	1,493,847	(22,402)
	Canadian Dollar	Sell	7/18/18	1,471,445	1,454,159	(17,286)
	Euro	Sell	9/19/18	1,128,688	1,130,064	1,376
	Japanese Yen	Buy	8/16/18	534,853	545,260	(10,407)
	New Zealand Dollar	Sell	7/18/18	554,641	580,830	26,189
	Norwegian Krone	Buy	9/19/18	583,854	582,908	946
	Swedish Krona	Sell	9/19/18	2,271,385	2,325,767	54,382
Credit Suisse International
	Australian Dollar	Buy	7/18/18	2,958,726	3,063,182	(104,456)
	British Pound	Sell	9/19/18	94,422	99,460	5,038
	Canadian Dollar	Buy	7/18/18	1,102,195	1,137,260	(35,065)
	Canadian Dollar	Sell	7/18/18	1,102,195	1,153,417	51,222
	Euro	Sell	9/19/18	1,691,563	1,700,273	8,710
	Japanese Yen	Sell	8/16/18	1,305,007	1,321,306	16,299
	New Zealand Dollar	Buy	7/18/18	1,114,023	1,133,371	(19,348)
	New Zealand Dollar	Sell	7/18/18	1,114,023	1,137,716	23,693
	Swedish Krona	Sell	9/19/18	2,635,939	2,683,487	47,548
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	1,574,943	1,787,867	(212,924)
	Brazilian Real	Buy	7/3/18	2,009,366	2,298,193	(288,827)
	Brazilian Real	Sell	7/3/18	2,114,494	2,456,658	342,164
	British Pound	Sell	9/19/18	750,878	759,444	8,566
	Canadian Dollar	Buy	7/18/18	362,250	375,432	(13,182)
	Chinese Yuan (Offshore)	Buy	8/16/18	1,079,126	1,129,882	(50,756)
	Chinese Yuan (Offshore)	Sell	8/16/18	1,092,282	1,114,772	22,490
	Euro	Sell	9/19/18	1,593,718	1,589,364	(4,354)
	Japanese Yen	Buy	8/16/18	560,031	567,012	(6,981)
	New Taiwan Dollar	Buy	8/16/18	11,424	7,817	3,607
	New Zealand Dollar	Sell	7/18/18	5,658,637	5,903,146	244,509
	Norwegian Krone	Buy	9/19/18	13,439,062	13,430,542	8,520
	South African Rand	Buy	7/18/18	162,491	212,185	(49,694)
	Swedish Krona	Sell	9/19/18	1,191,673	1,256,312	64,639
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	1,819,906	1,911,056	(91,150)
	British Pound	Buy	9/19/18	1,112,014	1,124,837	(12,823)
	Chinese Yuan (Offshore)	Buy	8/16/18	1,079,141	1,129,150	(50,009)
	Chinese Yuan (Offshore)	Sell	8/16/18	1,092,282	1,114,379	22,097
	Japanese Yen	Sell	8/16/18	1,110,891	1,110,694	(197)
	Mexican Peso	Buy	7/18/18	274,443	296,228	(21,785)
	New Zealand Dollar	Sell	7/18/18	1,267,769	1,300,296	32,527
	Swedish Krona	Sell	9/19/18	2,621,294	2,669,637	48,343
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/18/18	444,486	350,394	(94,092)
	British Pound	Buy	9/19/18	557,927	561,222	(3,295)
	Canadian Dollar	Sell	7/18/18	399,913	428,287	28,374
	Euro	Sell	9/19/18	1,142,078	1,140,132	(1,946)
	Japanese Yen	Sell	8/16/18	755,620	738,731	(16,889)
	New Zealand Dollar	Sell	7/18/18	1,696,365	1,811,740	115,375
	Norwegian Krone	Buy	9/19/18	3,214,329	3,207,031	7,298
	Russian Ruble	Buy	9/19/18	1,107,024	1,120,350	(13,326)
	Russian Ruble	Sell	9/19/18	1,107,024	1,114,609	7,585
	Swedish Krona	Sell	9/19/18	3,641,853	3,703,613	61,760
	Swiss Franc	Sell	9/19/18	140,082	141,002	920
NatWest Markets PLC
	Canadian Dollar	Buy	7/18/18	1,126,999	1,113,841	13,158
	Canadian Dollar	Sell	7/18/18	1,126,999	1,121,982	(5,017)
	Euro	Sell	9/19/18	1,012,283	1,006,614	(5,669)
	Japanese Yen	Buy	8/16/18	1,111,622	1,114,377	(2,755)
	Swedish Krona	Sell	9/19/18	1,704,855	1,749,445	44,590
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	1,364,097	1,477,606	(113,509)
	British Pound	Sell	9/19/18	611,562	617,994	6,432
	Canadian Dollar	Sell	7/18/18	336,152	326,671	(9,481)
	Euro	Sell	9/19/18	5,490,146	5,492,083	1,937
	Japanese Yen	Buy	8/16/18	552,391	556,167	(3,776)
	New Zealand Dollar	Sell	7/18/18	1,747,908	1,818,510	70,602
	Norwegian Krone	Buy	9/19/18	4,322,080	4,317,935	4,145
	Swedish Krona	Sell	9/19/18	6,447,153	6,588,077	140,924
UBS AG
	Australian Dollar	Buy	7/18/18	1,537,644	1,586,656	(49,012)
	British Pound	Sell	9/19/18	875,097	885,545	10,448
	Canadian Dollar	Buy	7/18/18	1,110,032	1,119,668	(9,636)
	Canadian Dollar	Sell	7/18/18	1,110,032	1,143,584	33,552
	Euro	Sell	9/19/18	2,002,131	2,003,964	1,833
	Japanese Yen	Sell	8/16/18	1,062,098	1,069,506	7,408
	New Zealand Dollar	Sell	7/18/18	2,546,715	2,717,241	170,526
	Norwegian Krone	Buy	9/19/18	2,114,127	2,109,099	5,028
	Swedish Krona	Sell	9/19/18	1,383,148	1,431,831	48,683
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	2,016,469	2,113,169	(96,700)
	Canadian Dollar	Buy	7/18/18	58,435	58,230	205
	Canadian Dollar	Sell	7/18/18	58,435	58,700	265
	Japanese Yen	Sell	8/16/18	990,850	1,003,110	12,260

Unrealized appreciation						2,231,091

Unrealized (depreciation)						(2,141,136)

Total						$89,955
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-BTP Italian Government Bond (Long)	21	$3,120,408	$3,120,408	Sep-18	$24,217
Euro-Bund 10 yr (Short)	48	9,111,643	9,111,643	Sep-18	(64,603)
Euro-OAT 10 yr (Short)	7	1,263,303	1,263,303	Sep-18	(11,138)
U.S. Treasury Note Ultra 10 yr (Long)	28	3,590,563	3,590,563	Sep-18	42,632

Unrealized appreciation					66,849

Unrealized (depreciation)					(75,741)

Total					$(8,892)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/18 (premiums $7,344,048) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$27,734,600	$277
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		61,632,500	16,024
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		27,734,600	172,232
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		61,632,500	644,060
Barclays Bank PLC

2.9425/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9425		5,554,000	4,277
(2.9425)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9425		5,554,000	9,831
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		27,421,000	131,347
(2.98)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.98		18,948,000	138,320
Citibank, N.A.

1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	6,718,000	8
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		$24,653,000	2,465
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739		20,098,900	7,035
3.03/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.03		18,892,100	7,746
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126		18,948,000	23,306
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029		20,098,900	25,727
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		13,441,500	123,527
(3.03)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.03		18,892,100	169,840
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		27,421,000	183,446
Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575		20,098,900	5,226
3.10/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.10		18,948,000	17,622
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915		6,029,700	25,867
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		33,603,800	94,091
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		33,603,800	178,100
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		49,306,000	6,903
3.05/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.05		18,948,000	13,643
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		53,597,200	76,108
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		53,597,200	86,827
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		53,597,200	88,435
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		53,597,200	110,946
(3.05)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.05		18,948,000	207,481
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	8,451,000	260,093
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	4,225,300	328,279
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	4,225,300	332,523
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$27,734,600	277
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		61,632,500	15,408
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055		40,324,500	17,340
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975		40,324,500	32,260
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	4,647,800	84,955
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$27,734,600	175,283
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		49,306,000	255,898
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	8,451,000	561,254
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$61,632,500	651,456
Morgan Stanley & Co. International PLC

3.0625/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.0625		13,885,000	14
(2.8425)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8425		13,885,000	139
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525		6,029,700	10,552
3.1225/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.1225		25,264,000	14,653
3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255		18,892,100	20,215
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24		12,632,000	28,296
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75		26,798,600	69,408
3.02/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.02		38,141,000	95,734
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655		53,597,200	144,711
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99		12,632,000	151,963
(2.9725)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9725		25,264,000	167,500
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,150,300	313,423
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,150,300	313,738
(3.02)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.02		38,141,000	378,740

Total				$6,994,829

WRITTEN OPTIONS OUTSTANDING at 6/30/18 (premiums $595,469) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jul-18/$93.22	$15,000,000		$15,000,000	$4,695
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jul-18/96.48	19,000,000		19,000,000	6,061
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.27	13,000,000		13,000,000	26,065
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	13,000,000		13,000,000	22,165
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	13,000,000		13,000,000	18,811
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	13,000,000		13,000,000	14,274
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	13,000,000		13,000,000	12,038
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	13,000,000		13,000,000	10,114
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.55	13,000,000		13,000,000	65
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/97.88	13,000,000		13,000,000	13
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.19	13,000,000		13,000,000	13
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.39	13,000,000		13,000,000	13
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.03	13,000,000		13,000,000	13
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.23	13,000,000	1	3,000,000	13

Total					$114,353

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203		$6,163,300	$(123,266)	$104,899
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		6,163,300	(240,985)	19,230
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		3,698,000	(130,355)	(16,308)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		3,698,000	(396,795)	(18,231)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		6,163,300	(240,985)	(70,262)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		3,698,000	(396,795)	(97,701)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203		6,163,300	(123,266)	(105,947)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		3,698,000	(130,355)	(109,831)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		3,698,000	334,114	263,852
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413		6,163,300	236,979	193,158
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		3,698,000	334,114	92,376
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413		6,163,300	236,979	(105,947)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205		6,163,300	(123,266)	104,406
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43		3,698,000	(51,587)	9,467
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43		3,698,000	(51,587)	(45,596)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205		6,163,300	(123,266)	(105,885)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		6,163,300	(240,985)	18,182
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34		934,000	(17,326)	14,094
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	11,507
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34		934,000	(17,326)	(11,796)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(25,536)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		6,163,300	(240,985)	(69,522)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42		6,163,300	237,287	192,788
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615		934,000	74,720	41,806
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615		934,000	74,720	(20,389)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42		6,163,300	236,054	(103,790)
Goldman Sachs International

(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47		1,556,600	(55,259)	31,801
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725		1,556,600	(39,693)	19,520
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,556,600	(124,761)	8,733
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,556,600	(107,872)	6,195
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(1,649)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(14,348)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,556,600	(141,651)	(17,574)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,556,600	(124,761)	(18,446)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47		1,556,600	(55,259)	(36,300)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725		1,556,600	(74,717)	(42,557)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875		1,556,600	127,797	64,957
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584		1,556,600	93,163	55,851
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875		1,556,600	65,689	(21,652)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584		1,556,600	93,163	(38,806)
JPMorgan Chase Bank N.A.

(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525		1,556,600	(96,509)	14,803
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553		934,000	(12,422)	12,049
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	11,255
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	(1,930)
(1.045)/6 month EUR-EURIBOR-Reuters/Jul-28 (Purchased)	Jul-18/1.045	EUR	19,847,300	(12,658)	(3,013)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,556,600	$(161,886)	$(5,495)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525		1,556,600	(18,679)	(6,600)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553		934,000	(22,883)	(15,000)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(144,396)	(32,186)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	(91,304)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	(158,385)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79		3,698,000	351,125	250,281
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79		3,698,000	351,125	132,240
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826		934,000	102,833	54,695
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36		1,556,600	25,684	2,428
(0.745)/6 month EUR-EURIBOR-Reuters/Jul-28 (Written)	Jul-18/0.745	EUR	19,847,300	8,055	(464)
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36		$1,556,600	$169,669	$(5,152)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826		934,000	52,397	(16,550)
Morgan Stanley & Co. International PLC

(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155		934,000	(23,350)	14,673
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	8,555
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155		934,000	(12,235)	(8,238)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	(19,196)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43		934,000	51,930	28,805
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43		934,000	102,366	(19,418)

Unrealized appreciation					1,782,606

Unrealized (depreciation)					(1,481,004)

Total					$301,602

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18 (proceeds receivable $41,513,750) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 7/1/48	$3,000,000	7/12/18	$3,123,750
Federal National Mortgage Association, 3.50%, 7/1/48	27,000,000	7/12/18	26,869,217
Federal National Mortgage Association, 3.00%, 8/1/48	6,000,000	8/13/18	5,805,469
Federal National Mortgage Association, 3.00%, 7/1/48	6,000,000	7/12/18	5,811,563

Total			$41,609,999

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	3,705,000	$2,522	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(2,635)

Upfront premium received			—		Unrealized appreciation		—

Upfront premium (paid)			—		Unrealized (depreciation)		(2,635)

		Total	$—			Total	$(2,635)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$4,771,000	$41,427	(E)	$(35)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(41,461)
		20,704,000	96,874		(195)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	48,979
		4,078,000	24,692	(E)	(46)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	24,646
		38,926,700	68,239	(E)	(48,805)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	19,433
		38,926,700	27,015	(E)	32,941	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	5,926
		4,849,000	17,020	(E)	(55)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	16,965
		154,293,100	937,793		(308,861)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	608,882
		36,933,000	2,031		(89)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	8,152
		92,333,000	3,970		(223)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	21,146
		18,467,000	3,195		(45)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	1,062
		18,892,100	52,331		122,296	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	69,965
		68,664,000	140,075	(E)	(72,550)	9/19/23	3 month USD-LIBOR-BBA — Semiannually	2.95% — Quarterly	(212,625)
		3,896,000	20,080	(E)	(9,620)	9/19/28	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	10,460
		189,845,400	42,525	(E)	69,156	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,631
		3,675,200	50,336	(E)	(27,368)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	22,967
		7,750,000	2,201	(E)	(6,451)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,250)
		15,266,500	11,969	(E)	(19,458)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,427)
		3,275,000	13,405		(43)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	(13,736)
		8,147,700	30,994	(E)	(115)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	(31,109)
		8,438,200	33,019	(E)	(119)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	(33,138)
		1,465,300	6,376	(E)	(21)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	(6,396)
		11,090,000	11,523		(90)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	(12,310)
		4,704,000	6,205		(62)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	(6,504)
		4,922,000	8,712		(65)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	8,647
		5,225,000	2,142		(69)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	2,073
		5,933,200	4,035		(79)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	3,956
	AUD	5,347,000	1,895		(17)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,646)
	AUD	5,347,000	7,170		(17)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(9,216)
	AUD	6,166,000	43,026	(E)	(54)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(43,079)
	AUD	39,037,000	37,816	(E)	(58,669)	9/19/23	6 month AUD-BBR-BBSW — Semiannually	2.55% — Semiannually	(96,485)
	AUD	2,581,000	8,853	(E)	(2,203)	9/19/28	6 month AUD-BBR-BBSW — Semiannually	2.90% — Semiannually	(11,057)
	BRL	9,366,135	51,406		(26)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(52,683)
	BRL	4,758,157	19,680		(19)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	20,190
	BRL	5,169,965	59,378		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	60,435
	CAD	5,244,000	66,726		(17)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(64,887)
	CAD	5,244,000	61,991		(17)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(60,397)
	CAD	22,699,000	13,191	(E)	8,582	9/19/23	3 month CAD-BA-CDOR — Semiannually	2.50% — Semiannually	21,773
	CAD	2,902,000	1,996	(E)	(7,335)	9/19/28	3 month CAD-BA-CDOR — Semiannually	2.60% — Semiannually	(9,331)
	CHF	10,534,000	12,477	(E)	(2,069)	9/19/23	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	10,408
	CHF	9,412,000	52,710	(E)	(32,552)	9/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.50% — Annually	20,159
	EUR	3,849,000	8,734	(E)	(15)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(8,749)
	EUR	3,849,000	9,650	(E)	(15)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(9,666)
	EUR	12,463,000	67,415		(110)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(78,731)
	EUR	3,590,000	46,599	(E)	(31)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(46,629)
	EUR	6,424,000	61,531		(63)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	83,741
	EUR	1,650,000	26,082		(27)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(37,039)
	EUR	7,976,000	11,671		(37)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(17,549)
	EUR	8,024,000	13,915		(38)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(20,258)
	EUR	6,456,000	83,551		(65)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	107,122
	EUR	1,654,000	30,063		(27)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(40,817)
	EUR	16,478,700	256,867		(191)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(299,820)
	EUR	3,262,000	66,885	(E)	(45)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(66,930)
	EUR	10,847,000	11,958	(E)	(15,411)	9/19/23	6 month EUR-EURIBOR-REUTERS — Annually	0.30% — Semiannually	(3,453)
	EUR	28,366,000	88,413	(E)	43,198	9/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.95% — Annually	131,611
	EUR	2,778,600	383	(E)	(45)	8/1/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.895% — Annually	337
	GBP	1,747,000	31,146	(E)	(32)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(31,179)
	GBP	7,946,000	16,768		(24)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(15,052)
	GBP	1,589,000	15,646	(E)	(19)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(15,666)
	GBP	7,946,000	13,507		9,866	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(3,332)
	GBP	12,066,000	6,051	(E)	8,438	9/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	14,489
	GBP	8,720,000	162,761	(E)	(134,287)	9/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.70% — Semiannually	28,472
	HKD	291,326,000	56,144		(71)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	16,049
	HKD	72,942,000	13,565		(22)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	4,445
	HKD	291,769,000	53,887		(89)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	17,323
	HKD	364,527,000	67,371		(112)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	28,661
	HKD	145,885,000	29,807		(45)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	17,030
	INR	62,700,000	16,366		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	16,276
	JPY	511,900,000	103,527		(30)	2/19/20	6 month JPY-LIBOR-BBA — Semiannually	1.3975% — Semiannually	127,478
	JPY	351,000,000	929		(13)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(864)
	JPY	176,000,000	3,481		(12)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(3,637)
	JPY	351,000,000	5,374		(26)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	6,960
	JPY	176,000,000	14,444		(21)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(16,981)
	JPY	351,000,000	7,127		(26)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	8,914
	JPY	176,000,000	14,229		(22)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(16,472)
	MXN	37,435,000	196,000		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(196,304)
	MXN	40,660,000	120,652		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(121,870)
	MXN	9,710,000	4,500		(6)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(4,536)
	MXN	11,645,000	8,325		(7)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(8,461)
	MXN	145,000	39		—	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.005% — 28 Days	(39)
	MXN	13,760,000	4,134		(6)	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.02% — 28 Days	(4,161)
	MXN	16,450,000	3,661		(7)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(3,668)
	NOK	57,419,000	11,464	(E)	4,579	9/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.20% — Annually	16,042
	NOK	72,895,000	26,108	(E)	(21,938)	9/19/23	6 month NOK-NIBOR-NIBR — Annually	1.80% — Semiannually	4,170
	NZD	11,319,000	40,570	(E)	(905)	9/19/23	3 month NZD-BBR-FRA — Semiannually	2.70% — Quarterly	(41,475)
	NZD	8,926,000	47,476	(E)	12,481	9/19/28	3 month NZD-BBR-FRA — Quarterly	3.15% — Semiannually	59,957
	SEK	80,438,000	2,982		(21)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	7,352
	SEK	16,480,000	11,897		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	27,050
	SEK	80,438,000	2,856		(21)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	7,540
	SEK	16,480,000	12,731		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	27,946
	SEK	80,438,000	5,721		(22)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	3,356
	SEK	16,480,000	17,494		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	32,833
	SEK	16,480,000	17,077		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	32,384
	SEK	80,438,000	4,796		(22)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	4,737
	SEK	16,495,000	43,567		(27)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	56,202
	SEK	63,575,000	89,186		(64)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(114,191)
	SEK	78,585,000	19,627		(37)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	21,944
	SEK	77,402,000	20,230		(37)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	22,485
	SEK	62,672,000	107,064		(64)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(132,454)
	SEK	16,322,000	50,531		(27)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	62,847
	SEK	23,558,000	43,351		(24)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(52,751)
	SEK	25,030,000	2,029	(E)	1,509	9/19/23	3 month SEK-STIBOR-SIDE — Annually	0.50% — Quarterly	(520)
	SEK	65,951,000	13,652	(E)	(105)	9/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.20% — Annually	13,546
	ZAR	41,435,000	6,657		(7)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	9,823
	ZAR	15,940,000	9,059		(8)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(12,150)
	ZAR	34,635,000	21,030		(18)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(20,255)
	ZAR	13,265,000	22,113		(15)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	20,162

	Total				$(458,828)				$(117,257)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
		$57,477	$56,139	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(883)
		91,312	91,661	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	439
		53,056	51,218	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,252)
		60,829	61,062	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	293
		6,468	6,307	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(87)
		112,086	111,874	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(58)
		541,910	543,982	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,606
		423,336	424,220	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,387
		254,806	253,917	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	443
		73,869	70,731	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,427)
		44,493	42,603	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,462)
		56,400	54,004	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,853)
		96,906	94,507	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,307)
		13,901	13,557	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(187)
		222,143	206,412	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	13,681
		183,073	179,233	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,364
		366,959	359,262	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,738
		31,493	30,556	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	707
		834,412	835,388	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,132
		6,868,608	6,968,792	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	109,686
		4,337,207	4,324,828	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	4,121

	Citibank, N.A.
		426,761	432,986	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	6,815
		914,619	927,960	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	14,606
		85,425	86,671	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,364

	Credit Suisse International
		365,848	371,184	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,842
		293,478	292,641	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	279
		124,297	119,016	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(4,084)
		138,539	128,728	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	8,532
		153,573	142,697	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,458
		129,336	123,841	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(4,249)
		49,690	48,648	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(642)
		42,754	41,294	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,154)
		111,191	107,884	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,496)
		37,192	36,086	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(835)
		68,009	65,986	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,527)
		482,355	458,379	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,232)
		124,676	118,479	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,230)
		123,384	117,837	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,671)
		240,128	235,091	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,101

	Deutsche Bank AG
		293,478	292,641	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	279

	Goldman Sachs International
		73,235	70,699	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,729)
		31,974	31,183	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(431)
		142,677	139,357	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,193)
		142,677	139,357	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,193)
		201,656	201,081	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	192
		75,754	75,538	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	72
		130,575	127,325	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,124)
		3,952	3,815	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(93)
		33,686	32,520	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(795)
		82,438	80,619	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,115)
		35,411	34,185	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(836)
		70,822	68,369	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,672)
		2,401	2,342	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(32)
		142,337	141,931	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	135
		276,237	275,448	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	262
		170,768	170,280	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	162
		13,133	13,096	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	12
		34,997	34,897	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	33
		332,873	325,127	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,116)
		289,965	283,217	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,456)
		220,745	205,112	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	13,595
		305,368	294,941	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,241)
		241,296	233,057	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,512)
		111,629	107,817	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,013)
		123,727	117,577	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,190)
		138,626	134,503	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,112
		654,497	621,964	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(27,456)
		203,317	199,979	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,947
		545,823	534,375	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,048

	JPMorgan Chase Bank N.A.
		430,087	421,067	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,554)
		245,962	240,803	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,176)
		376,763	368,860	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,865)
		233,480	228,583	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,015)
		220,745	205,112	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	13,595

	JPMorgan Securities LLC
		309,439	292,326	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,727)
		46,273	44,897	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,039
		965,670	943,197	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	14,840
		279,090	267,233	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	9,170
		701,047	677,109	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	18,920

	Upfront premium received			—			Unrealized appreciation	277,007

	Upfront premium (paid)			—			Unrealized (depreciation)	(159,170)

			Total	$—			Total	$117,837

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

	CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	EUR	7,997,000	$156,221	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$156,221
	EUR	7,997,000	194,492	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(194,492)
	EUR	2,999,000	59,366	(39)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	59,327
	EUR	2,999,000	82,499	(72)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(82,571)
	EUR	4,998,000	94,239	(64)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	94,174
	EUR	4,998,000	132,749	(121)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(132,870)
	EUR	3,999,000	69,149	(51)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	69,098
	EUR	3,999,000	90,029	(97)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(90,126)
	GBP	2,402,000	6,622	(34)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(6,656)
	GBP	2,402,000	22,853	(56)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	22,796
	GBP	3,123,000	20,962	(52)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(21,014)
	GBP	3,123,000	40,779	(72)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	40,707
	GBP	1,121,000	5,113	(16)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(5,129)
	GBP	1,121,000	11,970	(26)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	11,944
	GBP	2,242,000	2,201	(32)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(2,233)
	GBP	2,242,000	3,003	(32)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(3,035)
	GBP	4,484,000	14,173	(106)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	14,068
		$3,232,000	66,392	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	66,392
		3,232,000	89,103	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(89,103)
		3,719,000	82,766	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	82,766
		3,719,000	115,460	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(115,460)
		3,599,000	49,666	(22)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	49,644
		3,599,000	63,040	(39)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(63,079)
		3,599,000	51,286	(22)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	51,264
		3,599,000	62,849	(39)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(62,888)

	Total			$(992)				$(150,255)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,375	$64,000	$6,637	5/11/63	300 bp — Monthly	$(2,230)
	CMBX NA BBB-.6 Index	BBB-/P	8,497	141,000	14,622	5/11/63	300 bp — Monthly	(6,054)
	CMBX NA BBB-.6 Index	BBB-/P	17,409	282,000	29,243	5/11/63	300 bp — Monthly	(11,693)
	CMBX NA BBB-.6 Index	BBB-/P	16,587	291,000	30,177	5/11/63	300 bp — Monthly	(13,444)

	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	28,424	150,000	28,815	5/11/63	500 bp — Monthly	(266)
	CMBX NA BB.6 Index	BB/P	150,632	612,000	117,565	5/11/63	500 bp — Monthly	33,577
	CMBX NA BBB-.6 Index	BBB-/P	1,286	12,000	1,244	5/11/63	300 bp — Monthly	48
	CMBX NA BBB-.6 Index	BBB-/P	1,274	12,000	1,244	5/11/63	300 bp — Monthly	36
	CMBX NA BBB-.6 Index	BBB-/P	3,627	34,000	3,526	5/11/63	300 bp — Monthly	118
	CMBX NA BBB-.6 Index	BBB-/P	20,660	209,000	21,673	5/11/63	300 bp — Monthly	(909)
	CMBX NA BBB-.6 Index	BBB-/P	29,533	286,000	29,658	5/11/63	300 bp — Monthly	17
	CMBX NA BBB-.6 Index	BBB-/P	137,311	935,000	96,960	5/11/63	300 bp — Monthly	40,819

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	20,776	134,000	13,896	5/11/63	300 bp — Monthly	6,947
	CMBX NA BBB-.6 Index	BBB-/P	34,516	247,000	25,614	5/11/63	300 bp — Monthly	9,026
	CMBX NA BBB-.6 Index	BBB-/P	38,364	263,000	27,273	5/11/63	300 bp — Monthly	11,223
	CMBX NA BBB-.6 Index	BBB-/P	76,729	526,000	54,546	5/11/63	300 bp — Monthly	22,445
	CMBX NA BBB-.6 Index	BBB-/P	3,502	35,000	3,630	5/11/63	300 bp — Monthly	(110)
	CMBX NA BBB-.6 Index	BBB-/P	21,326	126,000	13,066	5/11/63	300 bp — Monthly	8,322
	CMBX NA BBB-.6 Index	BBB-/P	36,978	292,000	30,280	5/11/63	300 bp — Monthly	6,844
	CMBX NA BBB-.6 Index	BBB-/P	41,680	359,000	37,228	5/11/63	300 bp — Monthly	4,631
	CMBX NA BBB-.6 Index	BBB-/P	55,222	366,000	37,954	5/11/63	300 bp — Monthly	17,450
	CMBX NA BBB-.6 Index	BBB-/P	51,002	445,000	46,147	5/11/63	300 bp — Monthly	5,078
	CMBX NA BBB-.6 Index	BBB-/P	53,345	465,000	48,221	5/11/63	300 bp — Monthly	5,357
	CMBX NA BBB-.6 Index	BBB-/P	82,454	780,000	80,886	5/11/63	300 bp — Monthly	1,958
	CMBX NA BBB-.6 Index	BBB-/P	137,903	914,000	94,782	5/11/63	300 bp — Monthly	43,578
	CMBX NA BBB-.6 Index	BBB-/P	106,372	983,000	101,937	5/11/63	300 bp — Monthly	4,926
	CMBX NA BBB-.6 Index	BBB-/P	201,982	1,857,000	192,571	5/11/63	300 bp — Monthly	10,339
	CMBX NA BBB-.6 Index	BBB-/P	399,884	3,740,000	387,838	5/11/63	300 bp — Monthly	13,916
	CMBX NA BBB-.7 Index	BBB-/P	51,226	780,000	55,224	1/17/47	300 bp — Monthly	(3,608)
	CMBX NA BBB-.7 Index	BBB-/P	413,110	5,589,000	395,701	1/17/47	300 bp — Monthly	20,204

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	6,450	46,000	4,770	5/11/63	300 bp — Monthly	1,702
	CMBX NA BBB-.6 Index	BBB-/P	6,758	78,000	8,089	5/11/63	300 bp — Monthly	(1,292)
	CMBX NA BBB-.6 Index	BBB-/P	7,858	91,000	9,437	5/11/63	300 bp — Monthly	(1,533)
	CMBX NA BBB-.6 Index	BBB-/P	12,871	115,000	11,926	5/11/63	300 bp — Monthly	1,003
	CMBX NA BBB-.6 Index	BBB-/P	10,295	122,000	12,651	5/11/63	300 bp — Monthly	(2,295)
	CMBX NA BBB-.6 Index	BBB-/P	9,733	123,000	12,755	5/11/63	300 bp — Monthly	(2,961)
	CMBX NA BBB-.6 Index	BBB-/P	22,777	137,000	14,207	5/11/63	300 bp — Monthly	8,638
	CMBX NA BBB-.6 Index	BBB-/P	23,502	157,000	16,281	5/11/63	300 bp — Monthly	7,300
	CMBX NA BBB-.6 Index	BBB-/P	23,233	158,000	16,385	5/11/63	300 bp — Monthly	6,927
	CMBX NA BBB-.6 Index	BBB-/P	18,496	166,000	17,214	5/11/63	300 bp — Monthly	1,365
	CMBX NA BBB-.6 Index	BBB-/P	18,286	169,000	17,525	5/11/63	300 bp — Monthly	845
	CMBX NA BBB-.6 Index	BBB-/P	18,357	169,000	17,525	5/11/63	300 bp — Monthly	916
	CMBX NA BBB-.6 Index	BBB-/P	20,534	175,000	18,148	5/11/63	300 bp — Monthly	2,474
	CMBX NA BBB-.6 Index	BBB-/P	15,274	181,000	18,770	5/11/63	300 bp — Monthly	(3,405)
	CMBX NA BBB-.6 Index	BBB-/P	15,166	183,000	18,977	5/11/63	300 bp — Monthly	(3,719)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	22,399	5/11/63	300 bp — Monthly	1,811
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	22,399	5/11/63	300 bp — Monthly	1,811
	CMBX NA BBB-.6 Index	BBB-/P	11,095	226,000	23,436	5/11/63	300 bp — Monthly	(12,228)
	CMBX NA BBB-.6 Index	BBB-/P	16,691	245,000	25,407	5/11/63	300 bp — Monthly	(8,593)
	CMBX NA BBB-.6 Index	BBB-/P	40,089	266,000	27,584	5/11/63	300 bp — Monthly	12,637
	CMBX NA BBB-.6 Index	BBB-/P	13,211	271,000	28,103	5/11/63	300 bp — Monthly	(14,756)
	CMBX NA BBB-.6 Index	BBB-/P	13,442	271,000	28,103	5/11/63	300 bp — Monthly	(14,525)
	CMBX NA BBB-.6 Index	BBB-/P	14,449	277,000	28,725	5/11/63	300 bp — Monthly	(14,138)
	CMBX NA BBB-.6 Index	BBB-/P	36,039	296,000	30,695	5/11/63	300 bp — Monthly	5,492
	CMBX NA BBB-.6 Index	BBB-/P	33,021	305,000	31,629	5/11/63	300 bp — Monthly	1,545
	CMBX NA BBB-.6 Index	BBB-/P	32,527	324,000	33,599	5/11/63	300 bp — Monthly	(910)
	CMBX NA BBB-.6 Index	BBB-/P	47,211	452,000	46,872	5/11/63	300 bp — Monthly	564
	CMBX NA BBB-.6 Index	BBB-/P	71,741	605,000	62,739	5/11/63	300 bp — Monthly	9,305
	CMBX NA BBB-.6 Index	BBB-/P	71,494	605,000	62,739	5/11/63	300 bp — Monthly	9,058
	CMBX NA BBB-.6 Index	BBB-/P	67,357	611,000	63,361	5/11/63	300 bp — Monthly	4,302
	CMBX NA BBB-.6 Index	BBB-/P	37,011	765,000	79,331	5/11/63	300 bp — Monthly	(41,937)
	CMBX NA BBB-.6 Index	BBB-/P	155,865	1,042,000	108,055	5/11/63	300 bp — Monthly	48,330
	CMBX NA BBB-.7 Index	BBB-/P	34,850	500,000	35,400	1/17/47	300 bp — Monthly	(300)
	CMBX NA BBB-.7 Index	BBB-/P	51,111	600,000	42,480	1/17/47	300 bp — Monthly	8,931
	CMBX NA BBB-.7 Index	BBB-/P	61,571	833,000	58,976	1/17/47	300 bp — Monthly	3,011
	CMBX NA BBB-.7 Index	BBB-/P	90,359	1,040,000	73,632	1/17/47	300 bp — Monthly	17,247

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	38,131	180,000	34,578	5/11/63	500 bp — Monthly	3,703
	CMBX NA BB.6 Index	BB/P	41,272	195,000	37,460	5/11/63	500 bp — Monthly	3,975
	CMBX NA BBB-.6 Index	BBB-/P	22,107	149,000	15,451	5/11/63	300 bp — Monthly	6,730
	CMBX NA BBB-.6 Index	BBB-/P	38,320	263,000	27,273	5/11/63	300 bp — Monthly	11,178
	CMBX NA BB.6 Index	BB/P	32,840	156,000	29,968	5/11/63	500 bp — Monthly	3,002
	CMBX NA BBB-.6 Index	BBB-/P	4,432	44,000	4,563	5/11/63	300 bp — Monthly	(109)
	CMBX NA BBB-.6 Index	BBB-/P	7,789	49,000	5,081	5/11/63	300 bp — Monthly	2,732
	CMBX NA BBB-.6 Index	BBB-/P	7,754	49,000	5,081	5/11/63	300 bp — Monthly	2,697
	CMBX NA BBB-.6 Index	BBB-/P	5,726	56,000	5,807	5/11/63	300 bp — Monthly	(53)
	CMBX NA BBB-.6 Index	BBB-/P	9,265	62,000	6,429	5/11/63	300 bp — Monthly	2,867
	CMBX NA BBB-.6 Index	BBB-/P	7,862	69,000	7,155	5/11/63	300 bp — Monthly	741
	CMBX NA BBB-.6 Index	BBB-/P	9,194	93,000	9,644	5/11/63	300 bp — Monthly	(404)
	CMBX NA BBB-.6 Index	BBB-/P	15,421	98,000	10,163	5/11/63	300 bp — Monthly	5,308
	CMBX NA BBB-.6 Index	BBB-/P	14,055	126,000	13,066	5/11/63	300 bp — Monthly	1,052
	CMBX NA BBB-.6 Index	BBB-/P	17,625	141,000	14,622	5/11/63	300 bp — Monthly	3,074
	CMBX NA BBB-.6 Index	BBB-/P	25,483	164,000	17,007	5/11/63	300 bp — Monthly	8,558
	CMBX NA BBB-.6 Index	BBB-/P	19,054	174,000	18,044	5/11/63	300 bp — Monthly	1,097
	CMBX NA BBB-.6 Index	BBB-/P	18,332	182,000	18,873	5/11/63	300 bp — Monthly	(450)
	CMBX NA BBB-.6 Index	BBB-/P	24,925	190,000	19,703	5/11/63	300 bp — Monthly	5,317
	CMBX NA BBB-.6 Index	BBB-/P	28,716	194,000	20,118	5/11/63	300 bp — Monthly	8,695
	CMBX NA BBB-.6 Index	BBB-/P	27,466	211,000	21,881	5/11/63	300 bp — Monthly	5,691
	CMBX NA BBB-.6 Index	BBB-/P	31,450	213,000	22,088	5/11/63	300 bp — Monthly	9,468
	CMBX NA BBB-.6 Index	BBB-/P	27,649	214,000	22,192	5/11/63	300 bp — Monthly	5,564
	CMBX NA BBB-.6 Index	BBB-/P	26,741	240,000	24,888	5/11/63	300 bp — Monthly	1,973
	CMBX NA BBB-.6 Index	BBB-/P	36,750	249,000	25,821	5/11/63	300 bp — Monthly	11,053
	CMBX NA BBB-.6 Index	BBB-/P	27,894	251,000	26,029	5/11/63	300 bp — Monthly	1,991
	CMBX NA BBB-.6 Index	BBB-/P	47,498	277,000	28,725	5/11/63	300 bp — Monthly	18,911
	CMBX NA BBB-.6 Index	BBB-/P	47,108	277,000	28,725	5/11/63	300 bp — Monthly	18,521
	CMBX NA BBB-.6 Index	BBB-/P	34,097	304,000	31,525	5/11/63	300 bp — Monthly	2,724
	CMBX NA BBB-.6 Index	BBB-/P	44,125	313,000	32,458	5/11/63	300 bp — Monthly	11,823
	CMBX NA BBB-.6 Index	BBB-/P	50,619	318,000	32,977	5/11/63	300 bp — Monthly	17,802
	CMBX NA BBB-.6 Index	BBB-/P	36,897	343,000	35,569	5/11/63	300 bp — Monthly	1,500
	CMBX NA BBB-.6 Index	BBB-/P	36,897	343,000	35,569	5/11/63	300 bp — Monthly	1,500
	CMBX NA BBB-.6 Index	BBB-/P	38,852	350,000	36,295	5/11/63	300 bp — Monthly	2,732
	CMBX NA BBB-.6 Index	BBB-/P	55,500	366,000	37,954	5/11/63	300 bp — Monthly	17,729
	CMBX NA BBB-.6 Index	BBB-/P	41,549	395,000	40,962	5/11/63	300 bp — Monthly	785
	CMBX NA BBB-.6 Index	BBB-/P	49,635	420,000	43,554	5/11/63	300 bp — Monthly	6,291
	CMBX NA BBB-.6 Index	BBB-/P	55,426	422,000	43,761	5/11/63	300 bp — Monthly	11,876
	CMBX NA BBB-.6 Index	BBB-/P	47,402	452,000	46,872	5/11/63	300 bp — Monthly	756
	CMBX NA BBB-.6 Index	BBB-/P	50,405	458,000	47,495	5/11/63	300 bp — Monthly	3,140
	CMBX NA BBB-.6 Index	BBB-/P	52,876	480,000	49,776	5/11/63	300 bp — Monthly	3,340
	CMBX NA BBB-.6 Index	BBB-/P	58,829	533,000	55,272	5/11/63	300 bp — Monthly	3,823
	CMBX NA BBB-.6 Index	BBB-/P	70,597	671,000	69,583	5/11/63	300 bp — Monthly	1,350
	CMBX NA BBB-.6 Index	BBB-/P	112,851	746,000	77,360	5/11/63	300 bp — Monthly	35,864
	CMBX NA BBB-.6 Index	BBB-/P	132,291	871,000	90,323	5/11/63	300 bp — Monthly	42,404
	CMBX NA BBB-.6 Index	BBB-/P	122,768	886,000	91,878	5/11/63	300 bp — Monthly	31,333
	CMBX NA BBB-.6 Index	BBB-/P	210,953	2,013,000	208,748	5/11/63	300 bp — Monthly	3,210
	CMBX NA BBB-.6 Index	BBB-/P	261,664	2,495,000	258,732	5/11/63	300 bp — Monthly	4,180

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	44,056	396,000	41,065	5/11/63	300 bp — Monthly	3,189
	CMBX NA BBB-.6 Index	BBB-/P	59,389	405,000	41,999	5/11/63	300 bp — Monthly	17,593

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	10,005	71,000	7,363	5/11/63	300 bp — Monthly	2,678
	CMBX NA BBB-.6 Index	BBB-/P	38,928	263,000	27,273	5/11/63	300 bp — Monthly	11,786
	CMBX NA BBB-.6 Index	BBB-/P	38,318	263,000	27,273	5/11/63	300 bp — Monthly	11,176
	CMBX NA BBB-.6 Index	BBB-/P	38,870	263,000	27,273	5/11/63	300 bp — Monthly	11,729
	CMBX NA BBB-.6 Index	BBB-/P	77,707	525,000	54,443	5/11/63	300 bp — Monthly	23,527
	CMBX NA BBB-.6 Index	BBB-/P	77,780	525,000	54,443	5/11/63	300 bp — Monthly	23,600
	CMBX NA BBB-.6 Index	BBB-/P	76,916	526,000	54,546	5/11/63	300 bp — Monthly	22,633
	CMBX NA BBB-.6 Index	BBB-/P	116,041	788,000	81,716	5/11/63	300 bp — Monthly	34,720
	CMBX NA BBB-.6 Index	BBB-/P	115,105	790,000	81,923	5/11/63	300 bp — Monthly	33,577
	CMBX NA BBB-.6 Index	BBB-/P	155,146	1,051,000	108,989	5/11/63	300 bp — Monthly	46,688
	CMBX NA A.6 Index	A/P	41	4,000	21	5/11/63	200 bp — Monthly	21
	CMBX NA BB.6 Index	BB/P	48,378	197,000	37,844	5/11/63	500 bp — Monthly	10,698
	CMBX NA BB.6 Index	BB/P	97,086	394,000	75,687	5/11/63	500 bp — Monthly	21,727
	CMBX NA BBB-.6 Index	BBB-/P	496	4,000	415	5/11/63	300 bp — Monthly	83
	CMBX NA BBB-.6 Index	BBB-/P	641	6,000	622	5/11/63	300 bp — Monthly	22
	CMBX NA BBB-.6 Index	BBB-/P	1,164	11,000	1,141	5/11/63	300 bp — Monthly	29
	CMBX NA BBB-.6 Index	BBB-/P	1,696	14,000	1,452	5/11/63	300 bp — Monthly	252
	CMBX NA BBB-.6 Index	BBB-/P	2,666	22,000	2,281	5/11/63	300 bp — Monthly	395
	CMBX NA BBB-.6 Index	BBB-/P	28,646	169,000	17,525	5/11/63	300 bp — Monthly	11,205
	CMBX NA BBB-.6 Index	BBB-/P	37,244	250,000	25,925	5/11/63	300 bp — Monthly	11,444
	CMBX NA BBB-.6 Index	BBB-/P	41,442	342,000	35,465	5/11/63	300 bp — Monthly	6,148
	CMBX NA BBB-.7 Index	BBB-/P	20,363	306,000	21,665	1/17/47	300 bp — Monthly	(1,148)

	Upfront premium received		6,776,132			Unrealized appreciation		1,075,053

	Upfront premium (paid)		—			Unrealized (depreciation)		(163,070)

	Total		$6,776,132				Total	$911,983

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(37)	$4,000	$21	5/11/63	(200 bp) — Monthly	$(18)
	CMBX NA BB.7 Index	(31,080)	154,000	22,407	1/17/47	(500 bp) — Monthly	(8,802)
	CMBX NA BB.7 Index	(18,533)	118,000	17,169	1/17/47	(500 bp) — Monthly	(1,462)
	CMBX NA BB.7 Index	(19,268)	118,000	17,169	1/17/47	(500 bp) — Monthly	(2,197)
	CMBX NA BB.9 Index	(47,138)	306,000	51,224	9/17/58	(500 bp) — Monthly	3,832
	CMBX NA BB.9 Index	(47,350)	306,000	51,224	9/17/58	(500 bp) — Monthly	3,619
	CMBX NA BB.9 Index	(23,796)	152,000	25,445	9/17/58	(500 bp) — Monthly	1,522

	Credit Suisse International
	CMBX NA BB.7 Index	(185,541)	1,128,000	164,124	1/17/47	(500 bp) — Monthly	(22,357)
	CMBX NA BB.7 Index	(14,279)	809,000	155,409	5/11/63	(500 bp) — Monthly	140,455
	CMBX NA BB.7 Index	(61,796)	335,000	48,743	1/17/47	(500 bp) — Monthly	(13,333)
	CMBX NA BB.9 Index	(75,024)	470,000	78,678	9/17/58	(500 bp) — Monthly	3,262

	Goldman Sachs International
	CMBX NA BB.6 Index	(50,331)	492,000	94,513	5/11/63	(500 bp) — Monthly	43,772
	CMBX NA BB.7 Index	(32,233)	213,000	30,992	1/17/47	(500 bp) — Monthly	(1,419)
	CMBX NA BB.6 Index	(8,913)	61,000	11,718	5/11/63	(500 bp) — Monthly	2,755
	CMBX NA BB.7 Index	(75,236)	445,000	64,748	1/17/47	(500 bp) — Monthly	(10,860)
	CMBX NA BB.7 Index	(38,667)	236,000	34,338	1/17/47	(500 bp) — Monthly	(4,526)
	CMBX NA BB.7 Index	(25,381)	125,000	18,188	1/17/47	(500 bp) — Monthly	(7,298)
	CMBX NA BB.7 Index	(18,621)	102,000	14,841	1/17/47	(500 bp) — Monthly	(3,865)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(31,143)	195,000	28,373	1/17/47	(500 bp) — Monthly	(2,933)
	CMBX NA BB.7 Index	(28,775)	180,000	26,190	1/17/47	(500 bp) — Monthly	(2,735)
	CMBX NA BB.7 Index	(18,804)	97,000	14,114	1/17/47	(500 bp) — Monthly	(4,772)
	CMBX NA BB.6 Index	(38,525)	274,000	52,635	5/11/63	(500 bp) — Monthly	13,882
	CMBX NA BB.6 Index	(26,533)	183,000	35,154	5/11/63	(500 bp) — Monthly	8,469
	CMBX NA BB.6 Index	(11,075)	77,000	14,792	5/11/63	(500 bp) — Monthly	3,653
	CMBX NA BB.7 Index	(89,046)	570,000	82,935	1/17/47	(500 bp) — Monthly	(6,586)
	CMBX NA BB.7 Index	(63,627)	387,000	56,309	1/17/47	(500 bp) — Monthly	(7,641)
	CMBX NA BB.7 Index	(59,921)	375,000	54,563	1/17/47	(500 bp) — Monthly	(5,671)
	CMBX NA BB.7 Index	(52,295)	322,000	46,851	1/17/47	(500 bp) — Monthly	(5,712)
	CMBX NA BB.7 Index	(35,411)	182,000	26,481	1/17/47	(500 bp) — Monthly	(9,082)
	CMBX NA BB.7 Index	(23,398)	130,000	18,915	1/17/47	(500 bp) — Monthly	(4,591)
	CMBX NA BB.7 Index	(24,825)	125,000	18,188	1/17/47	(500 bp) — Monthly	(6,741)
	CMBX NA BB.7 Index	(18,533)	118,000	17,169	1/17/47	(500 bp) — Monthly	(1,462)
	CMBX NA BB.7 Index	(18,822)	102,000	14,841	1/17/47	(500 bp) — Monthly	(4,066)
	CMBX NA BB.7 Index	(14,429)	95,000	13,823	1/17/47	(500 bp) — Monthly	(686)
	CMBX NA BB.7 Index	(13,462)	86,000	12,513	1/17/47	(500 bp) — Monthly	(1,021)
	CMBX NA BB.7 Index	(15,733)	80,000	11,640	1/17/47	(500 bp) — Monthly	(4,160)
	CMBX NA BBB-.7 Index	(42,678)	513,000	36,320	1/17/47	(300 bp) — Monthly	(6,614)
	CMBX NA BBB-.7 Index	(44,394)	482,000	34,126	1/17/47	(300 bp) — Monthly	(10,509)
	CMBX NA BBB-.7 Index	(25,237)	343,000	24,284	1/17/47	(300 bp) — Monthly	(1,124)
	CMBX NA BBB-.7 Index	(25,237)	343,000	24,284	1/17/47	(300 bp) — Monthly	(1,124)
	CMBX NA BBB-.7 Index	(34,928)	313,000	22,160	1/17/47	(300 bp) — Monthly	(12,922)
	CMBX NA BBB-.7 Index	(18,115)	229,000	16,213	1/17/47	(300 bp) — Monthly	(2,016)
	CMBX NA BBB-.7 Index	(17,078)	189,000	13,381	1/17/47	(300 bp) — Monthly	(3,791)
	CMBX NA BBB-.7 Index	(17,180)	164,000	11,611	1/17/47	(300 bp) — Monthly	(5,651)
	CMBX NA BBB-.7 Index	(8,285)	154,000	10,903	1/17/47	(300 bp) — Monthly	2,541

	Merrill Lynch International
	CMBX NA BB.7 Index	(161,336)	930,000	135,315	1/17/47	(500 bp) — Monthly	(26,797)
	CMBX NA BB.9 Index	(23,787)	153,000	25,612	9/17/58	(500 bp) — Monthly	1,697
	CMBX NA BB.9 Index	(23,575)	153,000	25,612	9/17/58	(500 bp) — Monthly	1,910
	CMBX NA BBB-.7 Index	(32,451)	396,000	28,037	1/17/47	(300 bp) — Monthly	(4,613)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,620)	222,000	15,718	1/17/47	(300 bp) — Monthly	(7,013)
	CMBX NA BB.7 Index	(79,236)	394,000	57,327	1/17/47	(500 bp) — Monthly	(22,237)
	CMBX NA BB.7 Index	(68,647)	356,000	51,798	1/17/47	(500 bp) — Monthly	(17,146)
	CMBX NA BB.7 Index	(65,793)	326,000	47,433	1/17/47	(500 bp) — Monthly	(18,632)
	CMBX NA BB.7 Index	(33,495)	179,000	26,045	1/17/47	(500 bp) — Monthly	(7,599)

	Upfront premium received	—			Unrealized appreciation		231,369

	Upfront premium (paid)	(2,101,653)			Unrealized (depreciation)		(291,784)

	Total	$(2,101,653)				Total	$(60,415)

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/(depreciation)

	NA HY Series 30 Index	$472,111	$7,566,000	$444,805	6/20/23	(500 bp) — Quarterly	$15,747

	Total	$472,111					$15,747

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $268,356,601.
(NON)	This security is non-income-producing.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $40,940, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 06/30/18

	Short-term investments
	Putnam Short Term Investment Fund*	11,607,286	85,032,282	71,307,416	202,874	25,332,152

	Total Short-term investments	$11,607,286	$85,032,282	$71,307,416	$202,874	$25,332,152
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $230,627.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,478,847.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $9,054,756.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $62,897,254 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.3%
	Argentina	2.5
	Greece	2.5
	Brazil	1.8
	Canada	1.3
	Mexico	1.1
	Indonesia	0.8
	Russia	0.5
	Other	3.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contract for hedging treasury term structure risk, and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount,to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $578,178 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,244,802 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,478,847 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$41,837	$14,023	$—
Energy	113,307	1,453	14,829
Technology	125,741	—	—
Transportation	—	5,053	—
Utilities and power	—	5,303	—
Total common stocks	280,885	25,832	14,829
Convertible bonds and notes	—	2,656,648	—
Convertible preferred stocks	—	14,345	—
Corporate bonds and notes	—	83,459,378	2
Foreign government and agency bonds and notes		23,102,837
Mortgage-backed securities	—	114,882,373	—
Purchased options outstanding	—	288,334	—
Purchased swap options outstanding	—	6,553,314	—
Senior loans	—	4,715,376	—
U.S. government and agency mortgage obligations	—	86,361,483	—
U.S. treasury obligations	—	162,665	—
Warrants	1,225	—	—
Short-term investments	26,255,152	16,493,226	—

Totals by level	$26,537,262	$338,715,811	$14,831

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$89,955	$—
Futures contracts	(8,892)	—	—
Written options outstanding	—	(114,353)	—
Written swap options outstanding	—	(6,994,829)	—
Forward premium swap option contracts	—	301,602	—
TBA sale commitments	—	(41,609,999)	—
Interest rate swap contracts	—	338,936	—
Total return swap contracts	—	(31,426)	—
Credit default contracts	—	(4,279,275)	—

Totals by level	$(8,892)	$(52,299,389)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,041,238	$6,320,513
Foreign exchange contracts	2,184,563	2,091,127
Equity contracts	1,225	—
Interest rate contracts	12,177,362	11,848,157

Total	$16,404,388	$20,259,797

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$135,800,000
Purchased currency options (contract amount)		$32,800,000
Purchased swap option contracts (contract amount)		$1,531,200,000
Written TBA commitment option contracts (contract amount)		$173,400,000
Written currecny options (contract amount)		$14,300,000
Written swap option contracts (contract amount)		$1,265,700,000
Futures contracts (number of contracts)		100
Forward currency contracts (contract amount)		$295,800,000
OTC interest rate swap contracts (notional)		$840,000
Centrally cleared interest rate swap contracts (notional)		$1,058,500,000
OTC total return swap contracts (notional)		$29,100,000
Centrally cleared total return swap contracts (notional)		$97,200,000
OTC credit default contracts (notional)		$72,400,000
Centrally cleared credit default contracts (notional)		$7,600,000
Warrants (number of warrants)		3,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018